Fair Value Measurements and Trading-Related Revenue (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the fair values of financial instruments not carried at fair value in our Consolidated Balance Sheet.

(Canadian $ in millions)		2024		2023
	Carrying value	Fair value (6)	Carrying value	Fair value (6)
Securities (1)
Amortized cost	$115,188	$106,461	$116,814	$104,171

Loans (1) (2)
Residential mortgages	190,666	188,848	175,350	167,863
Consumer instalment and other personal	91,889	91,513	103,267	101,023
Credit cards	13,030	13,030	11,893	11,893
Business and government	369,776	370,101	358,712	357,027
	665,361	663,492	649,222	637,806

Deposits (3)	928,332	928,689	875,034	871,776
Securitization and structured entities’ liabilities (4)	21,850	21,653	24,631	23,739
Other liabilities (5)	2,929	2,669	4,160	3,287
Subordinated debt	8,377	8,543	8,228	7,849

(1)	Carrying value is net of ACL.
(2)
Excludes $163 million of residential mortgages classified as FVTPL, $12,431 million of business and government loans classified as FVTPL and $61 million of business and government loans classified as FVOCI ($1,676 million, $5,720 million and $58 million, respectively, as at October 31, 2023).

(3)
Excludes $45,222 million of structured note liabilities, $6,032 million of money market deposits, $1,047 million of embedded options related to
structured deposits
carried at amortized cost
and $1,807 million of metals deposits measured at fair value ($35,300 million, $nil million, $341 million and $204 million, respectively, as at October 31, 2023).

(4)	Excludes $18,314 million of securitization and structured entities’ liabilities classified as FVTPL ($2,463 million as at October 31, 2023).
(5)	Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.
(6)
If financial instruments not carried at fair value were categorized based on the fair value hierarchy, all of these financial instruments would be categorized as Level 2, except for amortized cost securities, which would have $106,389 million categorized as Level
 2
 (
$
104,171 million as at October 31, 2023) and $72 million categorized as Level 3

($nil

million as at October 31, 2023).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets
, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2024				2023
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$1,272	$8,764	$–	$10,036	$1,176	$10,194	$–	$11,370
Canadian provincial and municipal governments	–	7,585	–	7,585	–	7,170	–	7,170
U.S. federal government	2,688	21,560	–	24,248	3,593	16,539	–	20,132
U.S. states, municipalities and agencies	–	565	–	565	–	279	–	279
Other governments	92	3,757	–	3,849	20	2,520	–	2,540
NHA MBS, and U.S. agency MBS and CMO	–	40,995	–	40,995	–	21,517	–	21,517
Corporate debt	–	15,190	–	15,190	–	11,933	–	11,933
Trading loans	–	475	–	475	–	450	–	450
Corporate equity	65,559	420	4	65,983	48,094	196	37	48,327
	69,611	99,311	4	168,926	52,883	70,798	37	123,718
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	166	237	–	403	4	212	–	216
Canadian provincial and municipal governments	–	1,578	–	1,578	–	1,166	–	1,166
U.S. federal government	–	1,527	–	1,527	2	2,086	–	2,088
Other governments	–	25	–	25	–	48	–	48
NHA MBS, and U.S. agency MBS and CMO	–	21	–	21	–	19	–	19
Corporate debt	–	8,745	35	8,780	–	7,335	27	7,362
Corporate equity	921	910	4,899	6,730	821	805	4,208	5,834
	1,087	13,043	4,934	19,064	827	11,671	4,235	16,733
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	3,212	30,965	–	34,177	633	19,467	–	20,100
Canadian provincial and municipal governments	–	5,996	–	5,996	–	5,055	–	5,055
U.S. federal government	25	16,940	–	16,965	–	5,880	–	5,880
U.S. states, municipalities and agencies	–	5,068	–	5,068	–	5,301	–	5,301
Other governments	–	5,656	–	5,656	–	6,969	–	6,969
NHA MBS, and U.S. agency MBS and CMO	–	21,293	–	21,293	–	15,765	–	15,765
Corporate debt	–	4,370	–	4,370	–	3,589	–	3,589
Corporate equity	–	–	177	177	–	–	160	160
	3,237	90,288	177	93,702	633	62,026	160	62,819
Loans
Residential mortgages	–	163	–	163	–	1,676	–	1,676
Business and government loans	–	12,190	302	12,492	–	5,592	186	5,778
	–	12,353	302	12,655	–	7,268	186	7,454
Other Assets (1)	11,236	–	1,717	12,953	6,020	33	1,723	7,776
Fair Value Liabilities (2)
Deposits (3)	–	54,108	–	54,108	–	35,845	–	35,845
Securities sold but not yet purchased	10,631	24,399	–	35,030	12,217	31,557	–	43,774
Other liabilities (4)	1,754	19,110	–	20,864	1,479	3,046	5	4,530
	12,385	97,617	–	110,002	13,696	70,448	5	84,149
Derivative Assets
Interest rate contracts	36	9,851	–	9,887	21	13,329	–	13,350
Foreign exchange contracts	4	21,258	10	21,272	28	19,861	–	19,889
Commodity contracts	169	1,656	2	1,827	668	1,349	5	2,022
Equity contracts	539	13,718	–	14,257	58	4,632	–	4,690
Credit default swaps	–	10	–	10	–	25	–	25
	748	46,493	12	47,253	775	39,196	5	39,976
Derivative Liabilities
Interest rate contracts	32	10,811	–	10,843	52	17,749	–	17,801
Foreign exchange contracts	–	19,955	–	19,955	1	19,204	–	19,205
Commodity contracts	96	1,721	4	1,821	589	1,067	1	1,657
Equity contracts	75	25,596	2	25,673	160	11,335	8	11,503
Credit default swaps	–	10	1	11	–	25	2	27
	$203	$58,093	$7	$58,303	$802	$49,380	$11	$50,193
(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)
Interest expense for liabilities carried at fair value is $2,774 million for the year ended October 31, 2024 ($2,274 million for the year ended October 31, 2023). Interest expense for liabilities carried at amortized cost is $43,743 million for the year ended October 31, 2024 ($34,619 million for the year ended October 31, 2023).

(3)	Deposits include structured note liabilities , money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include
certain

investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Mea
surem
ents
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations.

(Canadian $ in millions except as noted)							2024
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	S ignificant unobservable inputs	Range of input values (1)		Changes in fair value from using reasonably possible alternatives (2)
					Low	High
Private equity	Corporate equity	$4,899	Net asset value	Net asset value	na	na	na
			EV/EBITDA	Multiple	5	21	(18)/18
Investment properties	Other assets	1,363	Income approach	Capitalization rate	2%	8%	(118)/151

							2023
Private equity	Corporate equity	$4,208	Net asset value	Net asset value	na	na	na
			EV/EBITDA	Multiple	3	23	(13)/13
Investment properties	Other assets	1,326	Income approach	Capitalization rate	1%	9%	(124)/174
(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These value ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The value ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Net asset values are provided by fund managers and therefore have no other reasonably possible alternative assumptions. Sensitivity of private equity investments is determined by adjusting the price multiples based on the range of multiples of comparable companies. Sensitivity of investment properties is determined by adjusting the capitalization rate.

na – not
applicable

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the years ended October 31, 2024 and
2023
, including realized and unrealized gains (losses) included in earnings and other comprehensive income, as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers from Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the year ended October 31, 2024 (Canadian $ in millions)	Balance October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities / Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$41	$(41)	$–	$–	$–	$–	$–
Corporate equity	37	–	–	4	–	–	–	(37)	4	–
Total trading securities	37	–	–	45	(41)	–	–	(37)	4	–
FVTPL Securities
Corporate debt	27	(10)	–	18	–	–	–	–	35	(10)
Corporate equity	4,208	(162)	11	1,068	(240)	(1)	16	(1)	4,899	57
Total FVTPL securities	4,235	(172)	11	1,086	(240)	(1)	16	(1)	4,934	47
FVOCI Securities
Corporate equity	160	–	13	4	–	–	–	–	177	na
Total FVOCI securities	160	–	13	4	–	–	–	–	177	na
Business and Government Loans	186	–	–	89	–	(171)	198	–	302	–
Other Assets	1,723	30	–	86	(21)	(101)	–	–	1,717	47
Derivative Assets
Foreign exchange contracts	–	–	–	10	–	–	–	–	10	–
Commodity contracts	5	(3)	–	–	–	–	–	–	2	(3)
Equity contracts	–	–	–	–	–	–	13	(13)	–	–
Total derivative assets	5	(3)	–	10	–	–	13	(13)	12	(3)
Other Liabilities	5	–	–	8	–	(13)	–	–	–	–
Derivative Liabilities
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Commodity contracts	1	3	–	–	–	–	–	–	4	3
Equity contracts	8	1	–	–	–	–	2	(9)	2	1
Credit default swaps	2	(2)	–	–	–	–	1	–	1	(1)
Total derivative liabilities	11	2	–	–	–	–	3	(9)	7	3

		Change in fair value			Movements		Transfers
For the year ended October 31, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances (3)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Corporate equity	–	–	–	–	–	–	37	–	37	–
Total trading securities	–	–	–	–	–	–	37	–	37	–

FVTPL Securities
Corporate debt	8	–	–	19	–	–	–	–	27	1
Corporate equity	4,044	(233)	45	2,784	(349)	(1)	15	(2,097)	4,208	(39)
Total FVTPL securities	4,052	(233)	45	2,803	(349)	(1)	15	(2,097)	4,235	(38)
FVOCI Securities
Corporate equity	153	–	1	7	(1)	–	–	–	160	na
Total FVOCI securities	153	–	1	7	(1)	(1)	–	–	160	na
Business and Government Loans	20	–	4	259	–	(97)	–	–	186	–
Other Assets	1,233	40	–	461	–	(11)	–	–	1,723	40
Derivative Assets
Foreign exchange contracts	26	(17)	–	–	–	(9)	–	–	–	9
Commodity contracts	–	(8)	–	13	–	–	–	–	5	(8)
Equity contracts	–	2	–	–	–	–	1	(3)	–	2
Total derivative assets	26	(23)	–	13	–	(9)	1	(3)	5	3
Other Liabilities	2	(1)	–	11	(4)	–	–	(3)	5	(1)
Derivative Liabilities
Foreign exchange contracts	–	12	–	–	–	(12)	–	–	–	(38)
Commodity contracts	–	1	–	–	–	–	–	–	1	1
Equity contracts	–	–	–	–	–	–	8	–	8	–
Credit default swaps	2	–	–	–	–	–	–	–	2	–
Total derivative liabilities	2	13	–	–	–	(12)	8	–	11	(37)

(1)
Foreign exchange translation on assets and liabilities held by foreign operations is included our
Consolidated Statement of Comprehensive Income as part of net gains on translation of net foreign operations.

(2)	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2024 and 2023 are included in earnings for the year.
(3)
FVTPL securities include $969 million of Federal Home Loan Bank (FHLB) and Federal Reserve Bank equity and $587 million of investments in LIHTC entities, acquired as a result of our acquisition of Bank of the West in 2023
.

Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
Certain comparative figures have been reclassified for changes in accounting policy
(Note 1).
na – not applicable
Summaryof Trading Revenue
Net interest income arises from interest and dividends related to trading assets and liabilities, and is reported net of interest expense associated with funding these assets and liabilities in the following table:

(Canadian $ in millions)	2024	2023
Interest rates	$1,003	$770
Foreign exchange	579	638
Equities	759	610
Commodities	150	192
Other (1)	55	(1,526)
Total trading-related revenue	$2,546	$684
Reported as:
Net interest income	169	900
Non-interest revenue – trading revenues (losses) (1)	2,377	(216)
Total trading-related revenue	$2,546	$684
(1)	Includes management of fair value changes on the purchase of Bank of the West in 2023. Refer to Note 10 for further information.